APPENDIX I

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form


1.       Name and address of issuer:                 Eclipse Funds
                                                     470 Park Avenue South
                                                     16th Floor
                                                     New York, NY 10016

2. The name of each series or class of securities for which this Form is filled (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                   _____X_____

3.       Investment Company Act File Number:                          811-4847

         Securities Act File Number:                                   33-8865

4(a).    Last day of fiscal year for which this Form is filed:        12/31/99

4(b).    ____     Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    ____     Check box if this is the last time the issuer will be filling this Form.

5.       Calculation of registration fee:

   (i)    Aggregate sale price of securities sold during
          the fiscal year pursuant to section 24(f):           $190,429,385

   (ii)   Aggregate price of securities redeemed or
          repurchased during the fiscal year:                  $215,768,587

   (iii)  Aggregate  price of securities  redeemed
          or  repurchased  during any prior fiscal
          year ending no earlier  than October 11,
          1995  that were not  previously  used to
          reduce  registration fees payable to the
          Commission:                                         $__________

   (iv)   Total available redemption credits [add
          Items 5(ii) and 5(iii):                              $215,768,587

   (v)    Net sales -- if Item 5(i) is greater than
          Item 5(iv) [subtract Item 5(iv) from
          Item 5(i)]:                                          $__________

   (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(v) [subtract Item 5(iv) from

          Item 5(i)]:                                          ($25,339,202)

   (vii)  Multiplier for determining registration
          fee (See Instruction C.9):                           x . 000264
                                                               ----------

   (viii) Registration fee due [multiply Item 5(v)
          by Item 5(viii) (enter "0" if no fee is due):        = $ -0-
                                                               =========

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
         ________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                    +$---------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                 = $      -0-

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

                                    _____   Wire Transfer
                                    _____   Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*  /S/      ANTOINETTE B. CIRILLO
                                    Antoinette B. Cirillo, Assistant Treasurer


Date:  March 22, 2000


*Please print the name and title of the signing officer below the signature.